Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Total long-term debt principal	¥ 3,850,667	¥ 4,023,196
Less-Deferred bond discounts	(285)	(216)
Long-term debt	3,850,382	4,022,980
Less-Current portion	(681,904)	(476,777)
Total long-term debt	3,168,478	3,546,203
Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Total long-term debt principal	3,097,274	3,405,335
Debt Denominated In Japanese Yen | Long-term Debt Bonds 0.05% - 2.02% coupon bonds due 2017 - 2031
Debt Instrument [Line Items]
Total long-term debt principal	1,266,000	1,465,959
Debt Denominated In Japanese Yen | Long-term Debt Bonds 0.16% floating rate bond due 2022
Debt Instrument [Line Items]
Total long-term debt principal	100	100
Debt Denominated In Japanese Yen | Secured Indebtedness to Financial Institutions 0.51% (weighted average) loans due 2017 - 2029
Debt Instrument [Line Items]
Total long-term debt principal	37,782	38,782
Debt Denominated In Japanese Yen | Secured Indebtedness to Financial Institution 0.26% (weighted average) floating rate loans due 2017 - 2032
Debt Instrument [Line Items]
Total long-term debt principal	24,950	21,596
Debt Denominated In Japanese Yen | Unsecured Indebtedness to Financial Institutions 0.88% (weighted average) loans due 2017 - 2032
Debt Instrument [Line Items]
Total long-term debt principal	1,711,482	1,801,993
Debt Denominated In Japanese Yen | Unsecured Indebtedness to Financial Institutions 0.15% (weighted average) floating rate loans due 2017 - 2026
Debt Instrument [Line Items]
Total long-term debt principal	56,960	76,905
Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Total long-term debt principal	753,393	617,861
Debt Denominated In Foreign Currencies | Notes 1.50% floating rate U.S. dollar notes due 2019
Debt Instrument [Line Items]
Total long-term debt principal	22,438	22,536
Debt Denominated In Foreign Currencies | Notes 1.40% - 2.15% U.S. dollar notes due 2017 to 2021
Debt Instrument [Line Items]
Total long-term debt principal	286,085	205,701
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions 2.41% (weighted average) U.S. dollar loans due 2018 - 2021
Debt Instrument [Line Items]
Total long-term debt principal	11,940	8,198
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions 1.59% (weighted average) U.S. dollar floating rate loans due 2017 - 2029
Debt Instrument [Line Items]
Total long-term debt principal	349,497	247,522
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions 0.72% (weighted average) U.K. pound floating rate loans due 2018
Debt Instrument [Line Items]
Total long-term debt principal	11,212	16,530
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions1.31% (weighted average) Euro loans due 2017 - 2027
Debt Instrument [Line Items]
Total long-term debt principal	14,473	53,308
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions 0.15% (weighted average) Euro floating rate loans due 2017 - 2027
Debt Instrument [Line Items]
Total long-term debt principal	26,624	31,527
Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions Other Loans due 2017 - 2026
Debt Instrument [Line Items]
Total long-term debt principal	¥ 31,124	¥ 32,539